MAIRS AND POWER FUNDS TRUST

W1520 First National Bank Building

332 Minnesota Street

SAINT PAUL, MINNESOTA 55101

Telephone (651) 222-8478

Fax (651) 222-8470

August 10, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Mail Stop 4561

Washington, D.C. 20549

Attention:  H.R. Hallock, Jr.

Re: Mairs and Power Small Cap Fund, a series of the Mairs and Power Funds Trust

Registration Statement on Form N-1A

File Nos. 811-22563 and 333-174574

Dear Mr. Hallock:

This letter responds to your letter dated June 24, 2011, in which you set forth the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) relating to the above-referenced registration statement (the “Registration Statement”) of the Mairs and Power Small Cap Fund (the “Fund”), a series of the Mairs and Power Funds Trust (the “Trust”).  Concurrently herewith, we are filing Amendment No. 1 to the Registration Statement (the “Amendment”) on behalf of the Trust initially filed with the Commission on May 27, 2011.

For the Staff’s convenience, the Trust has reproduced each of the Staff’s comments in this letter and indicated the Trust’s response thereto immediately following each comment.  Where the Trust’s response refers to a page number in the Prospectus or Statement of Additional Information, it refers to the applicable page number in Amendment No. 1.

1.             Staff Comment No. 1:  “Please delete the entire passage in the sentence that sets forth the Fund’s investment objective between the words “(the Fund) is to” and “above-average long term appreciation” and, in lieu thereof, insert the word “seek”.  The passage to be deleted is neither required nor permitted by Form N-1A, as it discloses information about the Fund’s investment strategy, not its investment objective.  See Gen’l Instr. C.3(b) of Form N-1A.”

Trust’s Response:  The investment objective as disclosed on page 3 and page 5 of the prospectus as well as page 3 of the Statement of Additional Information has been revised to “The objective of the Mairs and Power Small Cap Fund (the Fund) is to seek above-average long-term appreciation.”

2.             Staff Comment No. 2:  “The estimated amount of “Other Expenses” shown in the fee table is 11.53%, which appears high for a new fund.  Please explain to us why the Fund expects to incur such expenses at that level.”

Trust’s Response:   “Other Expenses” were calculated by dividing the annualized estimated other expenses for the current year of $144,162 by annualized estimated average net assets for the current year of $1,250,000.

3.             Staff Comment No. 3:  “Please confirm to us that it is not anticipated the board of trustees would agree to any request by the adviser to terminate the Fund’s fee cap arrangement for at least a year after the effective date of the registration statement.”

Trust’s Response:  The executed Expense Limitation Agreement between Mairs and Power, Inc. (the “Adviser”) and the Trust will remain in effect through December 31, 2014.  The Adviser does not anticipate requesting the board of trustees to terminate the agreement prior to the end of the term specified and has communicated this fact to the trustees at the May 17, 2011 board of trustees meeting.  In any event, the Trust confirms that it is not anticipated that the board of trustees would agree to a request by the adviser, if such a request was made, to terminate the Fund’s fee cap arrangement for at least a year after the effective date of the registration statement.

4.             Staff Comment No. 4:  “Please explain to us what “other investment-related costs” would be excluded from the Fund’s fee cap arrangement.”

Trust’s Response:  We advise you supplementally that the “other investment-related costs” referred to in Footnote (2) and in the Expense Limitation Agreement which was filed as Exhibit (h)(7) to the registration statement would include, for example, transaction-related charges, surcharges, user fees, taxes, and other amounts imposed or collected, now or in the future, by the Fund’s transaction counterparties, brokers, dealers, stock exchanges, electronic trading systems, governmental units, self-regulatory organizations, and the like.

5.             Staff Comment No. 5:  “Please insert the words “including borrowings for investment purposes” in a parenthetical following the term “net assets” in the first sentence of this section.  See Rule 35d-1(d)(2) under the Investment Company Act of 1940 (the “1940 Act”).”

Trust’s Response:  The requested change detailed in Staff Comment No. 5 has been made to page 3 of the prospectus.

6.             Staff Comment No. 6:  “The definition of small cap companies based on the market capitalization of the S&P SmallCap 600 Index as currently described in this section needs to be revised.  The definition should be restated to limit the Fund’s small cap investments to companies whose market capitalization at the time of purchase come within the range represented by companies included in the Index as of its rebalance date.

Trust’s Response:  The definition of small companies as defined on page 3 of the prospectus has been updated to state “For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the range represented by companies in the Standard & Poor’s SmallCap 600 Index (S&P 600) as of December 31 of the preceding year.  The S&P 600 is a widely used benchmark for small cap performance and is rebalanced continuously.  As of December 31, 2010, the market capitalization ranges for the S&P 600 were $69 million to $3.24 billion.”

The definition of small companies as defined on page 5 of the prospectus has been updated to state “For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the range represented by the companies in the S&P 600 as of December 31 of the preceding year.  The S&P 600 is a widely used benchmark for small cap performance.  The S&P 600 is rebalanced continuously as additions and deletions of companies included in the S&P 600 are made in response to corporate actions and market developments.  As of December 31, 2010, the market capitalization ranges for the S&P 600 were $69 million to $3.24 billion.”

7.             Staff Comment No. 7:  Please move or summarize the description of the approach used to make day-to-day investment decisions for the Fund that is presently set forth on page 5, in the second paragraph of the section titled “Fund Details — Implementation of Investment Objective.”

Trust’s Response:  The second paragraph of the section titled “Fund Details — Implementation of Investment Objective” has been copied to the second paragraph under “Principal Investment Strategies” on page 3 of the prospectus.

8.             Staff Comment No. 8:  “Please add a statement to the effect that the information will give some indication of the risks of investing in the Fund.  See Instr. 1(b) to Item 4(b)(2).

Trust’s Response:  The following paragraph has been added to the “Performance” section on page 4 of the prospectus: “Performance information is not included because the Fund does not have one full calendar year of performance.  When the Fund begins presenting such performance information, the Fund’s performance will be compared to a broad measure of market performance to give some indication of the risks of investing in the Fund.”

9.             Staff Comment No. 9:  “Except for the first sentence, please delete the entire last paragraph of this section, as the information disclosed there is neither required nor permitted under Form N-1A.  See Gen’t Instr. C.3.(b) of the Form.

Trust’s Response:  The last paragraph on page 4 of the prospectus under “Purchase and Sale of Fund Shares” has been updated to read “Fund transactions may be made on any day the New York Stock Exchange is open for business.”

10.           Staff Comment No. 10:  “It appears that some of the risks described in this section (e.g., Initial Public Offering (IPO) Risk) are not described as principal risks in the summary section of the prospectus under Principal Risks of Investing in the Fund.  Accordingly, please clarify which risks described in this section are principal risks and ensure that each such principal risk is summarized in the prospectus summary.”

Trust’s Response:  A summary of the risk associated with investing in Initial Public Offerings (IPOs) has been added to page 4 of the prospectus as “The Fund may invest in initial public offerings by small cap companies, which can involve greater risks than investments in companies which are already publicly traded.  The companies which make IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.”

11.           Staff Comment No. 11:  “Please explain and justify the Fund’s right under the 1940 Act or otherwise to cancel or rescind purchases within one business day under the circumstances listed in the third paragraph of this section.”

Trust’s Response:  The third paragraph under “Important Notes When Purchasing” on page 9 of the prospectus has been deleted and replaced with “The Fund monitors selected trades in an effort to detect excessive short-term trading.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of the shareholders.”

12.           Staff Comment No. 12:  “The policy respecting senior securities states the Fund will not issue senior securities, except as permitted under the 1940 Act.  Please add a statement to this section disclosing what the 1940 Act currently permits.”

Trust’s Response:  The following paragraph has been added to the disclosure regarding senior securities:  “(With respect to this investment limitation, the Investment Company Act of 1940 currently permits a registered open-end investment company such as the Fund to issue senior securities evidencing borrowing from a bank if immediately after such borrowing the company has asset coverage as defined in the Act of at least 300 percent for all of its borrowings.  Under the Act, the term “senior securities” does not include borrowings for certain temporary purposes and certain “covered” transactions by a company.)”

13.           Staff Comment No. 13:  “Please revise the last paragraph to reflect that the investment limitation on borrowing would apply as result of market fluctuation.”

Trust’s Response:  The following sentence has been inserted in the last paragraph under “Investment Limitations” on page 4 of the Statement of Additional Information:  “However, the limitation on borrowing would apply as result of market fluctuation.”

14.           Staff Comment No. 14:  “Please disclose the extent of the board’s role in the risk oversight of the Fund and the effect on the board’s leadership structure.  See Item 17(b)(1).”

Trust’s Response:  Please refer to board’s role in the risk oversight of the Fund in the “Risk Management” section on page 16 of the Statement of Additional Information.

If you have any questions regarding our responses or need further information, please call me at (651) 222-8478.

Sincerely,

/s/ Jon A. Theobald

Jon A. Theobald, Chief Compliance Officer and Secretary
Mairs and Power Funds Trust